Shareholder Report, Holdings (Details) - Academy Veteran Impact ETF	Jul. 31, 2024
Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	89.70%
United States Small Business Administration
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Small Business Administration Pools
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ginnie Mae I Pool
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%